PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 93,505	$ 81,012
Interest receivable	4,992	5,829
Prepaid expenses	76,709	81,459
Other	9,398	7,040
Prepaid expenses and other current assets	$ 184,604	$ 175,340